Summary of Significant Accounting Policies - Additional Information (Details) $ / shares in Units, $ in Thousands				1 Months Ended		12 Months Ended
	Mar. 02, 2022 USD ($) $ / shares	Apr. 06, 2021 USD ($)	Sep. 29, 2016	Sep. 30, 2021 USD ($)	Feb. 28, 2021	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Mar. 31, 2021 USD ($)	Jul. 31, 2018
Disclosure Of Changes In Accounting Estimates [Line Items]
Profit (loss)						$ 100,755	$ 240,997	$ 133,109
Net cash flows from (used in) operating activities						(134,583)	(149,327)	(91,755)
Net assets						162,596	375,216
Lease and other contractual commitments and interest payments on debt obligations						$ 13,000
Date of acquisition			Sep. 29, 2016
Loan matures						March 2024
Loan interest rate										12.00%
Employee benefits expense						$ 3,111	$ 1,569	$ 1,061
CA Healthcare Acquisition Corp.
Disclosure Of Changes In Accounting Estimates [Line Items]
Net assets						24,886
Debt instruments issued						$ 300,000
Proceeds from merger				$ 38,000
Shares issued in exchange of net assets		$ 38,000
Date of acquisition		Sep. 28, 2021
Initial business combination agreement date						Apr. 06, 2021
Common shares ratio					1.60806264
Minimum | Customer Related Intangibles and Supplier Relationships
Disclosure Of Changes In Accounting Estimates [Line Items]
Useful life intangible assets						7 years
Minimum | Technology and Software
Disclosure Of Changes In Accounting Estimates [Line Items]
Useful life intangible assets						8 years
Maximum | Customer Related Intangibles and Supplier Relationships
Disclosure Of Changes In Accounting Estimates [Line Items]
Useful life intangible assets						10 years
Maximum | Technology and Software
Disclosure Of Changes In Accounting Estimates [Line Items]
Useful life intangible assets						10 years
Land and buildings [member] | Maximum
Disclosure Of Changes In Accounting Estimates [Line Items]
Estimated useful lives						15 years
Plant and Equipment | Minimum
Disclosure Of Changes In Accounting Estimates [Line Items]
Estimated useful lives						3 years
Plant and Equipment | Maximum
Disclosure Of Changes In Accounting Estimates [Line Items]
Estimated useful lives						15 years
Fixtures and Fittings | Minimum
Disclosure Of Changes In Accounting Estimates [Line Items]
Estimated useful lives						3 years
Fixtures and Fittings | Maximum
Disclosure Of Changes In Accounting Estimates [Line Items]
Estimated useful lives						7 years
2020 Senior Secured Loan
Disclosure Of Changes In Accounting Estimates [Line Items]
Debt instruments issued						$ 35,000			$ 100,000
Additional debt instruments issued						$ 40,000
Loan matures						2022
Loan interest rate						8.00%
Convertible Senior Subordinated Notes Due 2027 | Privately Negotiated Subscription Agreements
Disclosure Of Changes In Accounting Estimates [Line Items]
Purchase of convertible senior subordinated	$ 56,500
Loan matures	March 1, 2027
Loan interest rate	6.00%
Payment Description	payable semi-annually in arrears starting September 1, 2022.					payable semi-annually in arrears starting September 1, 2022
Initial conversion price per share | $ / shares	$ 9.22